Stockholders Equity (Details) - USD ($)	Oct. 01, 2025	Sep. 30, 2025
Consulting agreement director, fair value		$ 3,165,000
Employment agreement, fair value		1,740,000
Consulting agreement by CEO, fair value	$ 1,932,000
Consulting Agreement One | Convertible Preferred Stock Series C
Market capitalization, valued shares		$ 150,000,000
Market capitalization shares by CEO	70,000
Consulting agreement director shares		70,000
Employment agreement shares		37,500
Consulting Agreement Three | Convertible Preferred Stock Series C
Market capitalization, valued shares		$ 250,000,000
Market capitalization shares by CEO	70,000
Consulting agreement director shares		70,000
Employment agreement shares		37,500
Consulting Agreement Four | Convertible Preferred Stock Series C
Market capitalization, valued shares		$ 300,000,000
Employment agreement shares		37,500
Consulting Agreement Two | Convertible Preferred Stock Series C
Market capitalization, valued shares		$ 200,000,000
Market capitalization shares by CEO	70,000
Consulting agreement director shares		70,000
Employment agreement shares		37,500
Consulting Agreement | Convertible Preferred Stock Series C
Market capitalization, valued shares		$ 120,000,000
Market capitalization shares by CEO	70,000
Consulting agreement director shares		70,000